Leases - Schedule of Remaining Contractual Maturities of the Group’s Lease Liabilities (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Jun. 30, 2025 USD ($)
Schedule of Remaining Contractual Maturities of Group’s Lease Liabilities [Line Items]
Present value of the minimum lease payments	RM 2,299,407		RM 2,493,310	$ 544,148
Total minimum lease payments	2,809,792		3,124,359	664,929
Less: total future interest expenses	(510,385)	$ (120,781)	(631,049)
Present value of lease liabilities	2,299,407		2,493,310	544,148
Within 1 Year [Member]
Schedule of Remaining Contractual Maturities of Group’s Lease Liabilities [Line Items]
Present value of the minimum lease payments	426,473		397,705	100,924
Total minimum lease payments	637,564		629,136	150,878
More than 1 year but within 2 years [Member]
Schedule of Remaining Contractual Maturities of Group’s Lease Liabilities [Line Items]
Present value of the minimum lease payments	570,907		501,018	135,103
Total minimum lease payments	732,504		689,248	173,345
More than 2 years but within 5 years [Member]
Schedule of Remaining Contractual Maturities of Group’s Lease Liabilities [Line Items]
Present value of the minimum lease payments	1,302,027		1,594,587	308,121
Total minimum lease payments	RM 1,439,724		RM 1,805,975	$ 340,706